Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 142,604	$ 587,459	$ 414,051
Accounts receivable, net	225,349	223,622	101,807
Inventories	305,693	246,077	357,933
Prepaid expenses and other current assets	273,276	270,148	116,573
Deferred loan costs	0	50,000	0
Total Current Assets	946,922	1,377,306	990,364
PROPERTY AND EQUIPMENT
Leased property under capital lease	35,098	35,098	0
Computer hardware	80,475	72,070	68,847
Computer software	36,936	36,936	36,936
Fleet vehicles	142,059	174,094	134,987
Furniture and fixtures	10,467	10,467	7,872
Total Property and Equipment	305,035	328,665	248,642
Less: Accumulated Depreciation	(167,447)	(152,789)	(113,489)
Net Property and Equipment	137,588	175,876	135,153
OTHER ASSETS
Software development costs, net	0	0	436,471
Total Other Assets	0	0	436,471
TOTAL ASSETS	1,084,510	1,553,182	1,561,988
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,370,238	1,526,612	1,419,170
Deferred revenues	2,315,601	2,526,990	2,878,264
Obligation under capital lease, current portion	7,982	7,632	0
Convertible notes payable, current portion	398,786	9,608	20,000
Three Year, 50% notes payable, net of $0 discount, current portion	197,625	121,500	0
Notes payable, current portion	983,616	669,789	412,405
Total Current Liabilities	6,273,848	4,862,131	4,729,839
LONG-TERM LIABILITIES
Deferred revenues	887,164	1,142,437	1,052,749
Obligation under capital lease	23,386	27,466	0
Convertible notes payable	178,718	389,178	594,163
Three Year, 50% notes payable, net of $198,263 and $181,385 discount, non-current portion as of June 30, 2015 and December 31, 2014, respectively	233,749	291,118	0
Notes payable, non-current portion	31,955	56,639	107,329
Total Long-Term Liabilities	1,354,972	1,906,838	1,754,241
Total Liabilities	$ 7,628,820	$ 6,768,969	$ 6,484,080
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' DEFICIT
Common stock, par value $0.0001 per share, 500,000,000 shares authorized; 203,052,344, 201,852,444 and 175,014,501 issued and outstanding, respectively	$ 20,301	$ 20,184	$ 17,501
Common stock to be issued, 30,000, 300,000 and 15,000 shares, respectively	3,000	42,000	1,500
Additional paid-in-capital	18,390,295	17,630,254	13,709,972
Accumulated deficit	(24,957,953)	(22,908,272)	(18,651,112)
Total Stockholders' Deficit	(6,544,310)	(5,215,787)	(4,922,092)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,084,510	1,553,182	1,561,988
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value issued	10	10	10
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value issued	$ 37	$ 37	$ 37